Accrued expenses and other current liabilities (Tables)	6 Months Ended
Dec. 31, 2015
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31, 2015	June 30, 2015	June 30, 2014

Accrued purchases and expenditure	$6,406	$3,589	$1,497
Accrued employee compensation and benefits payable	368	248	110
U.K. Value Added Tax	—	—	8,295
Other current liabilities	744	40	76

	$7,518	$3,877	$9,978